GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER (Notes)	6 Months Ended
Jun. 30, 2016
GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER [Abstract]
Gain on sale of loan notes and share warrants [Text Block]
GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER

In May 2015, the Company recorded a total gain of $44.6 million on the disposal of its holding of loan notes in Horizon Lines, LLC and share warrants in Horizon Lines, Inc. These unlisted second lien interest-bearing loan notes and share warrants had been received as compensation on termination of charters to Horizon Lines, LLC in April 2012.